Staff Expenses - Summary of Changes in Option Rights Outstanding (Detail)	12 Months Ended
	Dec. 31, 2019 shares € / shares	Dec. 31, 2018 shares € / shares	Dec. 31, 2017 shares € / shares
Changes in option rights outstanding [abstract]
Options outstanding, Opening balance | shares	5,123,853	15,141,980	25,574,912
Options outstanding, Exercised | shares	(2,186,316)	(827,755)	(2,216,764)
Options outstanding, Forfeited | shares	(45,852)	(89,816)	(168,007)
Options outstanding, Expired | shares	(535,342)	(9,100,556)	(8,048,161)
Options outstanding, Closing balance | shares	2,356,343	5,123,853	15,141,980
Weighted average exercise price, Opening balance | € / shares	€ 5.69	€ 12.36	€ 15.53
Weighted average exercise price, Exercised | € / shares	4.4	5.91	5.89
Weighted average exercise price, Forfeited | € / shares	7.01	8.09	14.26
Weighted average exercise price, Expired | € / shares	3.51	16.75	24.18
Weighted average exercise price, Closing balance | € / shares	€ 7.35	€ 5.69	€ 12.36